Tax - Deferred Taxes by Territory Explanatory (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred taxes [line items]
Deferred tax liability asset		$ 18	$ (52)	$ (61)
Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(34)	(34)	(35)
Associates [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(57)	(58)	(56)
Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		61	27	35
Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		34	33	30
Deferred compensation [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		42	41	42
Credit Losses [Member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		22
Contract Costs [Member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(17)
Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	[1]	20	33	31
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		103
United Kingdom [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		50
United Kingdom [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		10
United Kingdom [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		15
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(89)
United States [member] | Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(34)
United States [member] | Associates [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(57)
United States [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		5
United States [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		23
United States [member] | Deferred compensation [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		42
United States [member] | Credit Losses [Member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		16
United States [member] | Contract Costs [Member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(11)
United States [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		10
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		4
Other Countries [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		6
Other Countries [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		1
Other Countries [member] | Credit Losses [Member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		6
Other Countries [member] | Contract Costs [Member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(6)
Other Countries [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(5)
Property, plant, equipment and software [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(95)	(119)	(120)
Property, plant, equipment and software [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		19
Property, plant, equipment and software [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(115)
Property, plant, equipment and software [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		1
Other intangibles [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		0	$ (14)	$ (18)
Other intangibles [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		9
Other intangibles [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		(10)
Other intangibles [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		1
Application fees [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		42
Application fees [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset		$ 42

[1]	The above table has been re-presented in order to separately disclose the deferred tax on ‘deferred compensation’ and ‘credit losses’ (both previously disclosed in ‘other short-term temporary differences’), to disaggregate the deferred tax on ‘application fees’ and ‘contract costs’, to present deferred tax on share-based compensation within ‘employee benefits’ (previously disclosed within ‘other short-term temporary differences’) and to disclose deferred taxes on ‘contract assets’ within ‘other short-term temporary differences’ (previously disclosed within ‘Other intangible assets and contract assets’).